Balance Sheets (Altruis Benefit Consultants, Inc.) - USD ($)	Dec. 31, 2018	Dec. 31, 2017
Current assets:
Total current assets	$ 118,525
Other assets	3,784
Total assets	2,489,551
Current liabilities:
Loans payable
Total current liabilities	1,168,501
Stockholder's equity:
Common stock, no par value; 60,000 shares authorized and 200 shares issued and outstanding	265,699
Retained earnings	(5,287,795)
Total stockholders' equity (deficit)	(300,051)
Total liabilities and stockholders' equity (deficit)	2,489,551
Altruis Benefit Consultants Inc [Member]
Current assets:
Cash and cash equivalents	1,649,895	$ 934,671
Investments (Carrying cost of $0 and $296,538 as of December 31, 2018 and 2017, respectively)		305,154
Loans receivable	20,000
Total current assets	1,669,895	1,239,825
Other assets	37	54
Security deposit	2,275	2,275
Total assets	1,672,207	1,242,154
Current liabilities:
Accounts payable and other accrued liabilities	37,875	41,638
Loans payable	71,923	91,923
Total current liabilities	109,798	133,561
Stockholder's equity:
Common stock, no par value; 60,000 shares authorized and 200 shares issued and outstanding
Retained earnings	1,562,409	1,099,977
Accumulated other comprehensive income		8,616
Total stockholders' equity (deficit)	1,562,409	1,108,593
Total liabilities and stockholders' equity (deficit)	$ 1,672,207	$ 1,242,154